INVESTMENT IN AVAILABLE FOR SALE MARKETABLE SECURITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
INVESTMENT IN AVAILABLE FOR SALE MARKETABLE SECURITIES
Schedule Of investment in marketable securities
	September 30, 2024	September 30, 2023
Beginning Balance – January 1	$382,144	$-
Additions	-	-
Recognized losses	(246,532)	-
Ending Balance – September 30	$135,612	$-

	December	December
	31, 2023	31, 2022
Beginning Balance - December 31	$-	$-
Additions	552,527	42,270
Recognized losses	(170,383)	(42,270)
Ending Balance - December 31	$382,144	$-

Schedule Of Net loss on Equity investments
	Nine Months Ended
	September 30,
	2024	2023
Net realized losses on investment sold or assigned	$-	$-
Net unrealized losses on investments still held	246,532	-
Total	$246,532	$-

	Years Ended
	December 31,
	2023	2022
Net realized losses on investment sold or assigned	$-	$-
Net unrealized losses on investments still held	170,383	42,270
Total	$170,383	$42,270